SCHEDULE OF WEIGHTED AVERAGE LEASE TERM AND WEIGHTED AVERAGE DISCOUNT RATE (Details)	Dec. 31, 2025
Leases
Operating leases weighted average remaining lease term (in years)	6 months 7 days
Operating leases weighted average discount rate	5.10%